Employee Benefits	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Employee Benefits
37.	EMPLOYEE BENEFITS

Composition	12/31/2023	12/31/2022	12/31/2021
Remunerations	188,854,414	166,849,835	169,979,792
Payroll taxes	47,630,616	41,170,900	39,220,338
Compensations and bonuses to employees	33,353,002	25,271,715	23,703,343
Employee services	8,671,106	8,479,122	6,589,954

Total	278,509,138	241,771,572	239,493,427